Benefits Expected to be Paid (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2012	$ 23	¥ 1,878
2013	18	1,462
2014	18	1,506
2015	19	1,607
2016	22	1,711
2017-2021	130	10,930
Total	$ 230	¥ 19,094